UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08885

Hewitt Series Trust
(Exact name of registrant as specified in charter)

4 Overlook Point Lincolnshire, IL 60069
(Address of principal executive offices) (Zip code)

James M. Flynn 4 Overlook Point Lincolnshire, IL 60069
(Name and address of agent for service)

Registrant’s telephone number, including area code:  847-295-5000

Date of fiscal year end:       December 31, 2016

Date of reporting period:     March 31, 2016

Item 1. Schedule of Investments.

Hewitt Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $817,359,587 and 1.8% respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the fund has the ability to access

●

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

●

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

(Schedule of Investments is filed herewith)

Schedule of Investments March 31, 2016 (Unaudited)	Hewitt Money Market Fund of Hewitt Series Trust
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Hewitt Money Market Master	$817,359,587
Total Investments (Cost - $817,359,587) - 100.1%	817,359,587
Liabilities in Excess of Other Assets - (0.1)%	(963,562)
Net Assets - 100.0%	$816,396,025

Hewitt Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $817,359,587 and 1.8%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

HEWITT SERIES TRUST	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	Money Market Master Portfolio

(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic - 5.3%
Bank of America N.A.:
0.61%, 4/05/16 (a)	$497,400	$497,400,000
0.48%, 4/18/16	100,000	100,000,000
0.60%, 4/20/16 (a)	150,000	150,000,000
0.74%, 7/05/16 (a)	250,000	250,000,000
0.78%, 7/13/16 (a)	200,000	200,000,000
HSBC Bank USA NA, 0.57%, 5/24/16	50,000	50,000,000
State Street Bank & Trust (a):
0.80%, 9/16/16	131,500	131,500,000
0.78%, 9/23/16	189,650	189,650,000
Wells Fargo Bank NA:
0.57%, 4/01/16 (a)	177,500	177,500,000
0.79%, 7/13/16 (a)	175,000	175,000,000
0.84%, 9/13/16	72,500	72,500,000
1.06%, 2/01/17	287,000	287,000,000
0.95%, 2/15/17 (a)	125,000	125,000,000
		2,405,550,000
Yankee - 22.7% (b)
Bank of Montreal, Chicago:
0.63%, 4/21/16 (a)	400,000	400,000,000
0.79%, 6/01/16 (a)	130,000	130,000,000
0.68%, 7/21/16 (a)	125,000	125,000,000
1.10%, 2/02/17	205,000	205,000,000
Bank of Nova Scotia, Houston:
0.60%, 4/08/16 (a)	185,000	185,000,000
0.57%, 4/15/16 (a)	92,000	92,000,000
0.61%, 5/09/16 (a)	150,000	150,000,000
0.58%, 6/06/16 (a)	100,000	100,000,000
0.80%, 8/26/16	125,000	125,000,000
BNP Paribas SA, New York (a):
0.80%, 8/01/16	300,000	300,000,000
0.81%, 8/19/16	225,000	225,000,000
Canadian Imperial Bank of Commerce, New York (a):
0.59%, 4/18/16	200,000	200,000,000
0.61%, 5/19/16	400,000	400,000,000
0.57%, 5/23/16	400,000	400,000,000
0.57%, 6/01/16	250,000	250,000,000
0.64%, 6/01/16	200,000	200,000,000
0.67%, 6/30/16	150,000	150,000,000
Credit Industriel et Commercial, New York (a):
0.83%, 8/01/16	80,000	80,000,000
0.84%, 8/08/16	81,000	81,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.65%, 4/07/16	40,000	40,000,000
0.63%, 6/20/16	99,400	99,400,000
0.65%, 7/05/16	50,000	50,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
Mitsubishi UFJ Trust & Banking Corp., New York (continued):
0.82%, 7/07/16 (a)	$215,000	$215,000,000
Mizuho Bank Ltd., New York:
0.51%, 4/01/16	50,000	50,000,000
0.81%, 7/19/16 (a)	124,000	124,000,000
0.81%, 7/26/16 (a)	123,550	123,550,000
0.81%, 9/23/16 (a)	91,000	91,000,000
Natixis, New York, 0.63%, 6/04/16 (c)	50,000	50,000,000
Nordea Bank AB, New York:
0.61%, 5/13/16 (a)	180,000	180,000,000
0.53%, 5/19/16	20,000	20,000,000
Norinchukin Bank, New York:
0.61%, 6/14/16	125,000	125,000,000
0.82%, 7/08/16 (a)	295,500	295,500,000
0.85%, 9/06/16	176,645	176,645,000
0.80%, 9/21/16 (a)	38,000	38,000,000
Rabobank Nederland, New York (a):
0.61%, 4/11/16	200,000	200,000,000
0.76%, 7/06/16	100,000	100,000,000
0.79%, 8/11/16	328,300	328,300,000
Royal Bank of Canada, New York:
0.79%, 7/08/16 (a)	200,000	200,000,000
0.87%, 10/14/16 (a)	180,000	180,000,000
0.94%, 11/01/16	200,000	200,000,000
0.91%, 12/16/16 (a)	200,000	200,000,000
Skandinaviska Enskilda Banken AB, New York:
0.68%, 4/05/16 (a)	200,000	200,000,000
0.53%, 5/19/16	20,000	20,000,000
Standard Chartered Bank, New York, 0.65%, 4/08/16	200,000	200,000,000
Sumitomo Mitsui Banking Corp., New York (a):
0.66%, 4/07/16	130,000	130,000,000
0.80%, 6/21/16	100,000	100,000,000
0.84%, 7/08/16	100,000	100,000,000
0.64%, 7/15/16	250,000	250,000,000
0.82%, 7/28/16	150,000	150,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.62%, 6/14/16	100,000	100,000,000
0.62%, 6/21/16	220,450	220,450,000
0.84%, 7/11/16 (a)	120,000	120,000,000
Svenska Handelsbanken AB, New York, 0.56%, 5/19/16	20,000	20,000,133
Toronto-Dominion Bank, New York:
0.60%, 5/19/16 (a)	75,000	75,000,000
0.75%, 6/06/16	130,000	130,000,000
0.87%, 10/17/16 (a)	137,000	137,000,000
1.11%, 2/02/17	214,000	214,000,000

BLACKROCK FUNDS III	MARCH 31, 2016	2

Schedule of Investments (continued)	Money Market Master Portfolio

Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
UBS AG, Stamford (a):
0.82%, 7/11/16	$476,250	$476,250,000
0.82%, 8/08/16	215,000	215,000,000
0.83%, 9/09/16	290,000	290,000,000
Westpac Banking Corp., New York (a):
0.87%, 10/21/16	25,000	25,000,000
0.98%, 2/06/17	200,000	200,000,000
		10,257,095,133
Total Certificates of Deposit - 28.0%		12,662,645,133

Commercial Paper
ABN Amro Funding USA LLC (c):
0.57%, 4/05/16	15,950	15,948,990
0.63%, 6/03/16	170,000	169,812,575
0.61%, 6/15/16	150,000	149,809,375
Albion Capital LLC, 0.52%, 5/17/16 (c)	75,000	74,950,167
ANZ New Zealand International Ltd., London (a):
0.62%, 5/03/16	100,000	100,000,000
0.59%, 6/03/16 (d)	50,000	50,000,000
ASB Finance Ltd., London:
0.65%, 5/09/16 (a)	100,000	100,000,000
0.69%, 7/01/16 (a)	150,000	150,000,000
1.08%, 2/01/17 (c)	40,000	39,636,200
AstraZeneca PLC, 0.68%, 4/07/16 (c)	21,500	21,497,563
Atlantic Asset Securitization LLC (c):
0.65%, 4/04/16	103,611	103,605,388
0.61%, 5/17/16	48,021	47,983,570
Australia & New Zealand Banking Group Ltd. (a):
0.64%, 5/23/16	250,000	250,000,000
0.65%, 5/26/16	250,000	250,000,000
0.79%, 6/03/16	180,000	180,000,000
AutoZone, Inc. (c):
0.66%, 4/13/16	23,300	23,294,874
0.67%, 4/22/16	50,000	49,980,458
Bank of Nova Scotia:
0.57%, 4/21/16 (a)	75,000	74,998,302
0.50%, 5/04/16 (c)(d)	190,000	189,912,917
0.85%, 8/26/16 (c)(d)	35,000	34,878,521
0.85%, 9/01/16 (c)	57,000	56,794,087
Bedford Row Funding Corp.:
0.64%, 4/07/16 (a)	75,000	75,000,000
0.63%, 4/20/16 (a)	100,000	100,000,000
0.59%, 5/10/16 (a)	100,000	100,000,000
0.84%, 6/13/16 (a)	100,000	100,000,000
0.85%, 9/06/16 (c)	65,000	64,757,514

Commercial Paper	Par (000)	Value
Bennington Stark Capital Co. LLC (c):
0.55%, 4/07/16	$51,000	$50,995,325
0.62%, 5/02/16	50,000	49,973,306
0.62%, 5/03/16	50,000	49,972,444
0.52%, 5/16/16	150,000	149,902,500
0.52%, 5/17/16	49,000	48,967,442
0.52%, 5/18/16	130,000	129,911,744
BNP Paribas Fortis SA, New York, 0.25%, 4/01/16 (c)	425,000	425,000,000
Caisse Centrale Desjardins du Quebec, 0.52%, 5/25/16 (c)	23,300	23,281,826
Cancara Asset Securitisation LLC, 0.50%, 6/01/16 (c)	242,000	241,794,972
Carnival Corp., 0.64%, 4/07/16 (c)	119,000	118,987,307
Chariot Funding LLC, 0.52%, 5/04/16 (c)	48,000	47,977,120
Collateralized Commercial Paper Co. LLC, 0.64%, 4/19/16 (a)	110,000	110,000,000
Collateralized Commercial Paper II Co.:
0.53%, 5/13/16 (c)	100,000	99,938,167
0.84%, 6/08/16 (a)	100,000	100,000,000
0.85%, 7/07/16 (a)	170,000	170,000,000
0.80%, 7/26/16 (a)	100,000	100,000,000
Commonwealth Bank of Australia (a):
0.56%, 4/29/16	48,000	48,000,000
0.56%, 5/20/16	100,000	99,997,254
0.62%, 6/02/16	100,000	100,000,000
0.62%, 6/14/16	150,000	150,000,000
0.64%, 6/24/16	340,000	340,000,000
0.66%, 6/28/16	200,000	200,000,000
0.69%, 7/05/16	49,000	49,000,000
0.63%, 7/15/16	75,000	75,000,000
0.97%, 1/27/17	93,000	93,000,000
Crown Point Capital LLC, 0.57%, 4/11/16 (c)	100,000	99,984,167
Deutsche Telekom AG, 0.85%, 4/04/16 (c)	50,000	49,996,458
DNB Bank ASA, 0.85%, 9/01/16 (c)	23,500	23,415,106
Enterprise Products Operating LLC, 0.82%, 4/05/16 (c)	122,000	121,988,884
HSBC Bank PLC (a):
0.67%, 7/06/16	160,000	160,000,000
0.78%, 7/15/16	75,000	75,000,000
Hyundai Capital America (c):
0.90%, 4/11/16	49,220	49,207,695
0.75%, 4/21/16	45,000	44,981,250
0.77%, 4/29/16	74,000	73,955,682
ING US Funding LLC (c):
0.62%, 4/15/16	112,000	111,972,996
0.69%, 7/05/16	118,650	118,433,958

BLACKROCK FUNDS III	MARCH 31, 2016	3

Schedule of Investments (continued)	Money Market Master Portfolio

Commercial Paper	Par (000)	Value
J.P. Morgan Securities LLC, 1.13%, 2/01/17 (c)	$149,500	$148,076,760
Kellogg Co., 0.65%, 4/13/16 (c)	50,000	49,989,167
Kells Funding LLC, 0.61%, 6/13/16 (c)	50,000	49,938,153
LMA Americas LLC, 0.60%, 5/12/16 (c)	30,000	29,979,500
Lyondellbasell Investment LLC (c):
0.70%, 5/03/16	50,000	49,968,889
0.70%, 5/04/16 (d)	25,000	24,983,958
Manhattan Asset Funding Co. LLC, 0.50%, 4/04/16 (c)	1,800	1,799,925
Mitsubishi UFJ Trust & Banking Corp., New York (c):
0.70%, 4/04/16	40,000	39,997,667
0.70%, 6/09/16	100,000	99,865,833
Mizuho Bank Ltd., 0.49%, 4/18/16 (c)(d)	262,000	261,939,376
National Australia Bank Ltd.:
0.79%, 6/08/16 (a)	140,000	140,000,000
0.96%, 11/01/16 (c)(d)	163,000	162,079,503
0.96%, 11/02/16 (c)(d)	100,000	99,432,639
National Bank of Canada, 0.65%, 7/25/16 (a)	200,000	200,000,000
Nieuw Amsterdam Receivables Corp., 0.46%, 5/04/16 (c)	43,132	43,113,813
Nissan Motor Acceptance Corp. (c):
0.73%, 4/01/16	48,300	48,300,000
0.72%, 4/05/16	50,000	49,996,000
0.75%, 4/08/16	60,000	59,991,250
0.75%, 4/18/16	45,000	44,984,062
Nordea Bank AB (c):
0.40%, 4/01/16	150,000	150,000,000
0.50%, 4/18/16	9,500	9,497,779
Old Line Funding LLC (c):
0.51%, 5/16/16	80,000	79,949,000
0.63%, 5/23/16	50,000	49,954,500
0.86%, 7/18/16	50,000	49,871,000
Oversea Chinese Banking Corp. Ltd., 0.63%, 5/19/16 (a)	40,000	40,000,000
Rabobank Nederland, New York, 0.82%, 8/23/16 (c)	25,000	24,918,000
Sheffield Receivable Corp. (c):
0.75%, 4/25/16	200,000	199,900,000
0.75%, 4/26/16	200,000	199,895,833
0.80%, 5/11/16	115,000	114,897,778
0.80%, 6/14/16	250,000	249,588,889
Sumitomo Mitsui Banking Corp. (c):
0.50%, 4/01/16	75,000	75,000,000
0.61%, 6/22/16	150,000	149,791,583
Sumitomo Trust & Banking Co. Ltd. (c):
0.67%, 4/15/16	125,000	124,967,431

Commercial Paper	Par (000)	Value
Sumitomo Trust & Banking Co. Ltd. (c) (continued):
0.65%, 5/25/16	$400,000	$399,610,000
Thunder Bay Funding LLC, 0.83%, 6/15/16 (c)	86,000	85,851,292
United Overseas Bank Ltd., 0.85%, 9/16/16 (c)(d)	100,000	99,603,333
UnitedHealth Group, Inc., 0.62%, 4/04/16 (c)	80,000	79,995,867
Versailles Com Paper LLC (c):
0.66%, 4/01/16	200,000	200,000,000
0.62%, 6/10/16	53,000	52,935,639
Victory Receivables Corp., 0.48%, 4/13/16 (c)	45,000	44,992,800
Westpac Banking Corp.:
0.35%, 4/01/16 (a)	150,000	150,000,000
0.64%, 6/23/16 (a)	485,000	485,000,000
0.99%, 12/19/16 (c)	193,000	191,623,481
Westpac Securities NZ Ltd., London (a):
0.58%, 5/06/16 (d)	50,000	50,000,000
0.64%, 5/23/16	198,500	198,500,000
Total Commercial Paper - 25.9%		11,734,276,804

Corporate Notes
GE Capital International Funding Co., 0.96%, 4/15/16 (d)	177,476	177,505,398
Toyota Motor Credit Corp., 2.00%, 9/15/16	3,622	3,642,711
Total Corporate Notes - 0.4%		181,148,109

Time Deposits
BNP Paribas SA, 0.25%, 4/01/16	150,000	150,000,000
Credit Agricole Corporate & Investment Bank, 0.27%, 4/01/16	50,000	50,000,000
Natixis, SA, 0.25%, 4/01/16	435,000	435,000,000
Svenska Handelsbanken AB, 0.25%, 4/01/16	1,100,000	1,100,000,000
Swedbank AB, New York, 0.25%, 4/01/16	1,000,000	1,000,000,000
Total Time Deposits - 6.0%		2,735,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.45%, 8/16/17 (a)	80,000	79,988,876

BLACKROCK FUNDS III	MARCH 31, 2016	4

Schedule of Investments (continued)	Money Market Master Portfolio

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank (a):
0.45%, 8/01/16	$75,000	$74,997,466
0.41%, 10/03/16	74,500	74,492,630
0.53%, 11/21/16	32,000	32,017,692
0.45%, 1/30/17	150,000	149,974,661
0.47%, 3/24/17	50,000	50,002,627
0.45%, 3/29/17	100,000	99,990,545
0.47%, 7/13/17	100,000	99,973,956
0.52%, 7/20/17	50,000	49,988,883
0.49%, 9/13/17	115,000	115,000,000
0.56%, 10/27/17	145,000	144,952,393
0.60%, 3/02/18	68,000	67,999,288
Federal Farm Credit Bank Variable Rate Notes (a):
0.57%, 12/04/17	125,000	125,000,000
0.59%, 1/26/18	90,000	89,983,229
Federal Home Loan Bank (a):
0.54%, 5/27/16	35,000	34,999,185
0.47%, 9/26/16	12,000	11,999,752
0.49%, 2/07/17	68,000	67,974,835
Freddie Mac Discount Notes, 0.49%, 9/20/16 (c)	49,400	49,284,349
Total U.S. Government Sponsored Agency Obligations - 3.1%		1,418,620,367

U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes, 0.47%, 10/31/17 (a)	62,500	62,338,413

Repurchase Agreements
BNP Paribas Securities Corp., 0.35%, 4/01/16 (Purchased on 3/31/15 to be repurchased at $166,001,614, collateralized by various Corporate/Debt Obligations, 0.47% to 6.25%, due 7/16/18 to 9/25/46, original par and fair values of $425,661,766 and $186,888,371, respectively)	166,000	166,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $186,888,371)		166,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $100,000,833, collateralized by various Corporate/Debt Obligations, 0.00% to 2.75%, due 4/13/16 to 2/15/25, original par and fair values of $96,510,263 and $102,429,925, respectively)	$100,000	$100,000,000
Citigroup Global Markets, Inc., 0.31%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $75,001,646, collateralized by various U.S. Treasury Obligations, 1.88% to 3.75%, due 8/31/22 to 8/15/41, original par and fair values of $69,708,221 and $76,501,020, respectively) (e)	75,001	75,001,000
Citigroup Global Markets, Inc., 0.97%, 6/04/16 (Purchased on 3/31/16 to be repurchased at $150,262,708, collateralized by various Corporate/Debt Obligations, 0.74% to 6.38%, due 3/18/26 to 12/13/48, original par and fair values of $404,639,362 and $160,500,000, respectively) (f)	150,000	150,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $339,430,945)		325,001,000
Credit Suisse Securities (USA) LLC, 0.60%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $324,005,400, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 11.75%, due 8/03/16 to 5/29/49, original par and fair values of $624,160,768 and $376,156,054, respectively)	324,000	324,000,000
Credit Suisse Securities (USA) LLC, 0.60%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $163,502,725, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 8.00%, due 4/15/21 to 5/15/54, original par and fair values of $213,902,016 and $174,949,642, respectively)	163,500	163,500,000

BLACKROCK FUNDS III	MARCH 31, 2016	5

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.89%, 5/05/16 (Purchased on 3/31/16 to be repurchased at $400,344,944, collateralized by various Corporate/Debt Obligations, 0.00% to 9.89%, due 5/15/21 to 9/25/55, original par and fair values of $738,617,623 and $480,004,701, respectively) (f)	$400,000	$400,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,031,110,397)		887,500,000
Federal Reserve Bank of New York, 0.25%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $11,200,077,778, collateralized by various U.S. Treasury Obligations, 1.13% to 6.38%, due 10/31/18 to 8/15/39, original par and fair values of $8,855,921,700 and $11,200,077,870, respectively)	11,200,000	11,200,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $11,200,077,870)		11,200,000,000
Goldman Sachs & Co., 0.37%, 4/05/16 (Purchased on 3/29/16 to be repurchased at $563,040,505, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 9.09%, due 6/25/19 to 11/25/47, original par and fair values of $12,053,223,468 and $607,261,720, respectively)	563,000	563,000,000
Goldman Sachs & Co., 0.37%, 4/07/16 (Purchased on 3/31/16 to be repurchased at $367,030,404, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.32%, due 8/15/26 to 10/15/49, original par and fair values of $5,584,073,063 and $392,690,000, respectively)	367,000	367,000,000
Total Value of Goldman Sachs & Co. (collateral value of $999,951,720)		930,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.37%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $50,000,514, collateralized by various Corporate/Debt Obligations, 1.25% to 8.88%, due 1/18/19 to 10/23/35, original par and fair values of $52,372,000 and $51,823,842, respectively)	$50,000	$50,000,000
HSBC Securities (USA), Inc., 0.45%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $185,002,313, collateralized by various Corporate/Debt Obligations, 2.38% to 11.00%, due 4/15/16 to 11/01/35, original par and fair values of $194,607,000 and $194,098,326, respectively)	185,000	185,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $245,922,168)		235,000,000
J.P. Morgan Securities LLC, 0.60%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $60,001,000, collateralized by various Corporate/Debt Obligations, 0.64% to 6.05%, due 11/25/36 to 12/25/37, original par and fair values of $344,830,535 and $75,000,470, respectively)	60,000	60,000,000
J.P. Morgan Securities LLC, 0.72%, 5/05/16 (Purchased on 3/31/16 to be repurchased at $150,104,563, collateralized by various Corporate/Debt Obligations, 0.19% to 4.81%, due 2/05/30 to 4/25/55, original par and fair values of $235,511,860 and $160,501,179, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.80%, 5/05/16 (Purchased on 3/31/16 to be repurchased at $150,116,229, collateralized by various Corporate/Debt Obligations, 0.58% to 6.24%, due 6/25/27 to 9/25/46, original par and fair values of $611,143,521 and $187,500,070, respectively) (f)	150,000	150,000,000

BLACKROCK FUNDS III	MARCH 31, 2016	6

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.92%, 5/16/16 (Purchased on 2/16/16 to be repurchased at $142,326,600, collateralized by various Corporate/Debt Obligations, 0.58% to 7.21%, due 1/15/29 to 3/25/38, original par and fair values of $567,338,716 and $177,503,475, respectively)	$142,000	$142,000,000
J.P. Morgan Securities LLC, 1.01%, 6/30/16 (Purchased on 3/31/16 to be repurchased at $150,382,579, collateralized by various Corporate/Debt Obligations, 0.00% to 7.35%, due 6/25/21 to 3/09/47, original par and fair values of $672,493,016 and $187,501,328, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 1.13%, 6/30/16 (Purchased on 3/31/16 to be repurchased at $200,570,772, collateralized by various Corporate/Debt Obligations, 0.00% to 7.07%, due 2/05/30 to 11/25/60, original par and fair values of $318,990,073 and $240,003,051, respectively) (f)	200,000	200,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $1,028,009,573 )		852,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $28,988,225, collateralized by a U.S. Government Sponsored Agency Obligation, 3.75%, due 11/15/43, original par and fair value of $23,682,900 and $29,567,840, respectively)	28,988	28,988,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.38%, 4/07/16 (Purchased on 3/31/16 to be repurchased at $341,029,196, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 10.50%, due 3/25/19 to 1/20/66, original par and fair values of $18,221,112,564 and $367,448,909, respectively)	341,000	341,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.85%, 5/15/16 (Purchased on 3/31/16 to be repurchased at $42,044,625, collateralized by a Corporate Debt/Obligation, 0.69%, due 3/04/39, original par and fair value of $62,824,126 and $52,500,000, respectively) (f)	$42,000	$42,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $449,516,749)		411,988,000
Mizuho Security USA, Inc., 0.48%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $75,001,000, collateralized by various U.S. Government Sponsored Agency Obligations and various Corporate/Debt Obligations, 0.00% to 6.72%, due 9/25/33 to 11/25/45, original par and fair values of $423,497,691 and $80,735,484, respectively)	75,000	75,000,000
Mizuho Security USA, Inc., 1.45%, 5/02/16 (Purchased on 3/31/16 to be repurchased at $44,807,797, collateralized by a U.S. Government Sponsored Agency Obligation, 10.43%, due 6/15/27, original par and fair value of $141,753,505 and $47,882,500, respectively) (f)	44,750	44,750,000
Total Value of Mizuho Security USA,Inc. (collateral value of $128,617,984 )		119,750,000
RBC Capital Markets LLC, 0.32%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $209,001,858, collateralized by various Corporate/Debt Obligations, 0.86% to 10.20%, due 5/17/16 to 12/31/49, original par and fair values of $207,669,996 and $219,450,083, respectively)	209,000	209,000,000

BLACKROCK FUNDS III	MARCH 31, 2016	7

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.33%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $90,000,825, collateralized by various Corporate/Debt Obligations, 0.00% to 0.50%, due 4/11/16 to 12/19/16, original par and fair values of $94,667,074 and $94,500,000, respectively)	$90,000	$90,000,000
RBC Capital Markets LLC, 0.33%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $51,000,468, collateralized by various Corporate/Debt Obligations, 0.95% to 9.00%, due 6/29/17 to 3/01/46, original par and fair values of $154,234,723 and $53,679,338, respectively)	51,000	51,000,000
Total Value of RBC Capital Markets LLC (collateral value of $367,629,421 )		350,000,000
Wells Fargo Securities LLC, 0.40%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $320,003,556, collateralized by various Corporate/Debt Obligations, 0.64% to 5.55%, due 3/15/18 to 10/15/48, original par and fair values of $341,478,256 and $342,400,000, respectively)	320,000	320,000,000
Wells Fargo Securities LLC, 0.85%, 4/11/16 (Purchased on 1/11/16 to be repurchased at $93,214,853, collateralized by various Corporate/Debt Obligations, 0.00% to 8.75%, due 5/16/16 to 8/04/45, original par and fair values of $91,236,100 and $97,665,750, respectively)	93,015	93,015,000

Repurchase Agreements	Par (000)	Value

Wells Fargo Securities LLC, 0.78%, 5/02/16 (Purchased on 2/01/16 to be repurchased at $75,147,875, collateralized by various Corporate/Debt Obligations, 1.45% to 5.25%, due 4/16/16 to 9/17/44, original par and fair values of $77,409,000 and $78,750,189, respectively)

	$ 75,000	$ 75,000,000

Wells Fargo Securities LLC, 0.78%, 5/02/16 (Purchased on 2/02/16 to be repurchased at $186,362,700, collateralized by various Corporate/Debt Obligations, 0.01% to 8.00%, due 4/06/16 to 5/15/77, original par and fair values of $186,721,000 and $195,300,163, respectively	186,000	186,000,000

Total Value of Wells Fargo Securities LLC (collateral value of $714,116,102)	674,015,000
Total Repurchase Agreements - 35.7%	16,151,254,000
Total Investments (Cost — $44,945,282,826*) — 99.2%	44,945,282,826

Other Assets Less Liabilities — 0.8%	344,422,443

Net Assets — 100.0%	$ 45,289,705,269

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate as of period end.
(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Traded in a joint account.
(f)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

BLACKROCK FUNDS III	MARCH 31, 2016	8

Schedule of Investments (concluded)	Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$44,945,282,826	—	$44,945,282,826

1 See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $333,709,507 is categorized as Level 1 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	9

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Lian Gregory
Lian Gregory
President

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Lian Gregory
Lian Gregory
President

Date:	May 26, 2016

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date:	May 26, 2016